Long-Term Debt, net	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net

11.        Long-Term Debt, net

 Long-term debt in the consolidated statement of financial position is analysed as follows:

Borrower	Principal	Deferred finance costs	Modification of Loan	Accrued Interest	Amortized cost
Devocean Maritime LTD., Artful Shipholding S.A., Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited.	52,620	(624)	(358)	621	52,259

Total at December 31, 2023	52,620	(624)	(358)	621	52,259
Less: Current Portion	(6,258)	227	152	(621)	(6,500)
Long-Term Portion	46,362	(397)	(206)	—	45,759

Total at December 31, 2022	44,375	(541)	—	491	44,325
Less: Current Portion	(6,500)	188	—	(491)	(6,803)
Long-Term Portion	37,875	(353)	—	—	37,522

In May 2021, Globus through its wholly owned subsidiaries, Devocean Maritime Ltd.(the “Borrower A”), Domina Maritime Ltd. (the “Borrower B”), Dulac Maritime S.A. (the “Borrower C”), Artful Shipholding S.A. (the “Borrower D”), Longevity Maritime Limited (the “Borrower E”) and Serena Maritime Limited (the “Borrower F”), vessel owning companies of m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe, m/v Sun Globe and m/v Galaxy Globe, respectively, entered a new term loan facility for up to $34,250 (the “CIT Loan Facility”) with First-Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) for the purpose of refinancing the existing indebtedness secured on the ships. The CIT Loan Facility is guaranteed by Globus. The CIT Loan Facility originally bore interest at LIBOR plus a margin of 3.75% (or 5.75% default interest) per annum.

11.       Long-Term Debt, net (continued)

The CIT Loan Facility originally consisted of six tranches, payable in 20 consecutive quarterly instalments with each instalment in an aggregate amount of $1.25 million (absolute amount) as well as a balloon payment in an aggregate amount of $9.25 million (absolute amount) due together with the 20th and final instalment in May 2026. On May 10, 2021, the Company fully drew $34,250 under the CIT Loan Facility, paid $545 of borrowing costs incurred for the CIT Loan Facility, which were deferred over the duration of the loan facility, and fully prepaid the balance of its previous EnTrust loan facility. The Company also entered into a swap agreement with respect to LIBOR. The Company paid First-Citizens Bank an upfront fee in the amount of 1.25% of the total commitment of the loan.

In August 2022, the Company entered into a deed of accession, amendment and restatement of the CIT Loan Facility with First-Citizens Bank, whereby the CIT Loan Facility was amended and restated and an additional borrower, Salaminia Maritime Limited, acceded to the CIT Loan Facility. The CIT Loan Facility principal amount was increased to $52.25 million (absolute amount), by a top up loan amount of $18 million (absolute amount) for the purpose of financing vessel Orion Globe and for general corporate and working capital purposes. The CIT Loan Facility (including the new top up loan amount) became further secured by a first preferred mortgage over the vessel Orion Globe. On August 10, 2022, the Company fully drew the $18 million (absolute amount) top up loan amount under the CIT Loan Facility and paid approximately $259 of borrowing costs incurred, which were deferred over the duration of the loan facility.

As noted above, following the agreement reached in August 2022 the benchmark rate of the CIT Loan Facility was amended from LIBOR to Term SOFR and the applicable margin was decreased from 3.75% to 3.35% (or 5.25% default interest) per annum. This amendment to the loan agreement falls within the scope of Interest Rate  Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (“Amendments”), which have been published by IASB in August 2020 and adopted by the Company as of January 1, 2021. In particular, the Company applied the practical expedient available under the Amendments and adjusted the effective interest rate when accounting for changes in the basis for determining the contractual cash flows under CIT Loan Facility. No adjustment to the carrying amount of the loan was necessary. The Company has also amended its interest rate swap agreement with First Citizens Bank and replaced the respective benchmark rate from LIBOR to Term SOFR in order to depict the change of base rate of the CIT Loan Facility. As a result of this amendment, and the revaluation of the interest rate swap, the Company recognized a realized gain of $163, which is included under Gain/(Loss) on derivative financial instruments, net in the income statement component of the consolidated statement of comprehensive income for the year ended December 31, 2022.

In August 2023, the Company entered into a second deed of accession, amendment and restatement of the CIT Loan Facility with First-Citizens Bank, whereby the CIT Loan Facility was further amended and restated and two additional borrowers, Argo Maritime Limited and Talisman Maritime Limited, acceded to the CIT Loan Facility. The CIT Loan Facility was further increased to $77.25 million (absolute amount), by a top up loan amount of $25 million (absolute amount) for the purpose of financing vessels Diamond Globe and Power Globe and for general corporate and working capital purposes. The CIT loan facility (including the new top up loan amount) became further secured by first preferred mortgages over the vessels Diamond Globe and Power Globe. The CIT Loan Facility currently bears interest at Term SOFR together with an adjustment of 0.1% per annum plus a margin of 2.70% (or 4.70% default interest) per annum. The Company considered that the August 2023 amendments to the CIT Loan Facility did not substantially modify CIT Loan Facility’s terms and the Company recognised a gain on modification amounted to $417 that had adjusted the carrying value of the loan and classified under Gain from the modification of the Loan in the consolidated statement of comprehensive income. On August 10, 2023, the Company fully drew the top up amount of $25 million (absolute amount).

On May 10, 2023 the Company prepaid the total remaining amount of $3,674 of the loan of Longevity Maritime Limited (the owning company of the vessel Sun Globe) in order to be able to conclude the sale and delivery of the vessel to the new owners which took place on June 5, 2023 (see Note 5).

On August 29, 2023 the Company prepaid the total remaining amount of $3,276 of the loan of Domina Maritime Ltd (the owning company of the vessel Sky Globe) in order to be able to conclude the sale and delivery of the vessel to the new owners which took place on September 7, 2023 (see Note 5).

On September 7, 2023 the Company prepaid the total remaining amount of $3,555 of the loan of Dulac Maritime S.A. (the owning company of the vessel Star Globe) in order to be able to conclude the sale and delivery of the vessel to the new owners which took place on September 13, 2023 (see Note 5).

Following the conclusion of the second amendment and restatement of the CIT Loan Facility and the sales of the vessels Sun Globe, Sky Globe and Star Globe, described above, the vessels securing the CIT Loan Facility are the Diamond Globe, Power Globe, Orion Globe, River Globe, Moon Globe, and Galaxy Globe. The remaining borrowers under the CIT Loan Facility are Devocean Maritime Ltd., Artful Shipholding S.A., Serena Maritime Limited, Salaminia Maritime Limited, Argo Maritime Limited and Talisman Maritime Limited and the CIT Loan Facility remains guaranteed by Globus Maritime Limited.

The CIT Loan Facility currently bears interest at Term SOFR together with an adjustment of 0.1% per annum plus a margin of 2.70% (or 4.70% default interest) per annum. It consists of six tranches, which shall be repaid in consecutive quarterly installments with the final installment due on the first four tranches in May 2026 and on the final two tranches in August 2027.

The CIT Loan Facility may be prepaid prior to maturity. If the prepayment of the tranche financing Orion Globe occurs on or before August 10, 2024, the prepayment fee is 1% of the amount prepaid, subject to certain exceptions. If the prepayment of the tranche financing either Diamond Globe or Power Globe occurs on or before August 2024, the prepayment fee is 2% of the amount prepaid and thereafter until August 2025, the prepayment fee is 1% of the amount prepaid, subject to certain exceptions. The Company cannot reborrow any amount of the CIT Loan Facility that is prepaid or repaid.

11.        Long-Term Debt, net (continued)

The CIT Loan Facility is secured by:

• First preferred mortgage over m/v River Globe, m/v Moon Globe, m/v Galaxy Globe, m/v Orion Globe, m/v Power Globe and m/v Diamond Globe.

• pledges over the shares of each borrower; and

• pledges of bank accounts, a pledge of each borrower’s rights under any swap agreement in respect of the CIT Loan Facility, a general assignment over each ship's earnings, insurances and any requisition compensation in relation to that ship, and an assignment of the rights of Globus with respect to any indebtedness owed to it by the borrowers.

The Company is not permitted, without the written consent of First-Citizens Bank, to enter into a charter the duration of which exceeds or is capable of exceeding, by virtue of any optional extensions, 12 months.

The CIT Loan Facility contains various covenants requiring the borrowers and/or Globus to, among other things, ensure that:

 • the borrowers maintain a minimum cash reserve at all times of not less than $500 for each mortgaged ship;

   • a minimum loan (including any exposure under a related swap agreement) to value ratio of 70% is maintained until    May 2024, and  thereafter 65%;

 • each borrower maintains in its earnings account minimum liquidity of $150 in respect of each ship then subject to a mortgage;

 • Globus maintains cash in an amount of not less than $150 for each ship that it owns that is not subject to a mortgage as part of the CIT Loan Facility;

 • Globus maintains a maximum leverage ratio of 0.75:1.00; and

 • if Globus pays a dividend, subject to certain exceptions, then the debt service coverage ratio (i.e., aggregate EBITDA of Globus for any period to the debt service for such period) after such dividend and for the remaining tenure of the CIT Loan Facility shall be at least 1.15:1.00.

Each borrower must create a reserve fund in the reserve account to meet the anticipated dry docking and special survey fees and expenses for the relevant ship owned by it and (for certain ships) the installation of ballast water treatment system on the ship owned by it by maintaining in the reserve account a minimum credit balance that may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that ship). Amounts must be paid into this reserve account quarterly, such that $1,200 is set aside by each borrower for its ship’s special survey, except for Serena Maritime Limited and Salaminia Maritime Limited, each of which are required to set aside quarterly payments that aggregate to $900,Argo Maritime Limited, which is required to set aside quarterly payments that aggregate to $675, and Talisman Limited, which is required to set aside quarterly payments that aggregate to $315.

Globus is prohibited from making dividends (other than up to $1,000 annually on or in respect of its preferred shares) in cash or redeem or repurchase its common shares unless there is no event of default under the CIT Loan Facility, the net loan (including any exposure under a related hedging agreement) to value ratio is less than 60% before the making of the dividend and Globus is in compliance with the debt service coverage ratio, and Globus must prepay the CIT Loan Facility in an equal amount of the dividend.

The CIT Loan Facility also prohibits certain changes of control, including, among other things, the delisting of Globus from the Nasdaq or another internationally recognized stock exchange, or the acquisition by any person or group of persons (acting in concert) of a majority of the shareholder voting rights or the ability to appoint a majority of board members or to give directions with respect to the operating and financial policies of Globus with which the directors are obliged to comply, other than those persons disclosed to First-Citizens Bank on or around the date of the CIT Loan Facility and their affiliates and immediate family members.

11.       Long-Term Debt, net (continued)

The Company was in compliance with the covenants of the CIT Loan Facility as at December 31, 2023 and 2022.

The contractual annual loan principal payments to be made subsequent to December 31, 2023, were as follows:

December 31,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)
2024	6,258
2025	6,258
2026	21,604
2027	18,500
Total	52,620

The contractual annual loan principal payments to be made subsequent to December 31, 2022, were as follows:

December 31,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)
2023	6,500
2024	6,500
2025	6,500
2026	24,875
Total	44,375

The weighted average interest rate for the years ended December 31, 2023 and 2022, was 8.19% and 5.58%, respectively.